Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Rule One Fund (Founders Class Shares)
Shareholder Report [Line Items]
Fund Name	Rule One Fund
Class Name	Founders Class Shares
Trading Symbol	RULRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rule One Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Rule One Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.ruleoneinvesting.com. You can also contact us at (833) 785-3663. Distributed by Foreside Fund Services, LLC.
Additional Information Phone Number	(833) 785-3663
Additional Information Website	https://www.ruleoneinvesting.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rule One Fund	$ 141.47	2.74%

Expenses Paid, Amount	$ 141.47
Expense Ratio, Percent	2.74%
Net Assets	$ 198,330,000
Holdings Count | Holdings	28
Investment Company, Portfolio Turnover	43.63%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024 )

Net Assets (Millions)	$ 198.33
Number of Holdings	28
Portfolio Turnover Rate	43.63%

Largest Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2024 )

Sector Breakdown

Portfolio Composition
COMMON STOCKS	64.13%
MONEY MARKET FUND	11.85%
OPTIONS PURCHASED	7.25%
EXCHANGE TRADED FUND	4.02%
SECURITIES SOLD SHORT	- 0.34%
OPTIONS WRITTEN	- 1.83%

Material Fund Change [Text Block]

How has the Fund changed?

CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS The Securities and Exchange Commission (SEC) has adopted rule and form amendments which have resulted in changes to the design and delivery of Annual and Semi-Annual Fund Reports (Reports). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.